Note 19 - Borrowings - Significant Borrowings as of Closing Date (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Significant borrowings as of Closing Date	$ 965,859	$ 840,236
Tamsa (Hydril and other) [member] | Significant borrowings as of closing date [member]
Statement Line Items [Line Items]
Significant borrowings as of Closing Date	404,000
SIDERCA S.A.I.C. and subsidiaries [member] | Significant borrowings as of closing date [member]
Statement Line Items [Line Items]
Significant borrowings as of Closing Date	311,000
TENARIS TUBOCARIBE LTDA. [member] | Significant borrowings as of closing date [member]
Statement Line Items [Line Items]
Significant borrowings as of Closing Date	$ 150,000